Note 4 - Restricted Equity Securities	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Restricted Equity Securities [Text Block]
(4)	Restricted Equity Securities

Restricted equity securities consists of stock of the FHLB of Cincinnati amounting to $4,357,000 and $5,089,000 at  December 31, 2022 and 2021, respectively. The stock can be sold back only at par or a value as determined by the issuing institution and only to the respective financial institution or to another member institution. These securities are recorded at cost.